Summary of significant accounting policies - Impact of IFRS 9 (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016 [2]	Dec. 31, 2015
Summary of significant accounting policies
Retained earnings	€ (46,400)		€ (37,509)	[1],[2]
Impact at 1, January 2018	46,475		43,889	[1],[2]	€ 51,536	€ 61,469
Accumulated deficit
Summary of significant accounting policies
Impact at 1, January 2018	(46,400)		(37,509)	[1],[2]	(28,971)	€ (17,684)
Non-controlling interests
Summary of significant accounting policies
Impact at 1, January 2018	€ 35		71	[1],[2]	€ 87
IFRS 9-Financial Instruments
Summary of significant accounting policies
Retained earnings		€ 63
Recognition of expected credit losses under IFRS 9		€ 63
Impact at 1, January 2018			(63)
IFRS 9-Financial Instruments | Accumulated deficit
Summary of significant accounting policies
Impact at 1, January 2018			€ (63)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.